SHARE CAPITAL (Schedule of Continuity of Warrants) (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of classes of share capital [abstract]
Balance | Share	921,780	32,215,433
Granted | Share	120,634
Expired | Share	(921,780)	(31,293,653)
Balance | Share	120,634	921,780
Weighted average exercise price opening balance | $ / shares	$ 0.09	$ 0.11
Weighted average exercise price granted | $ / shares	0.10
Weighted average exercise price expired | $ / shares	0.09	0.11
Weighted average exercise price ending balance | $ / shares	$ 0.10	$ 0.09